Environmental Trust Funds - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Environmental Trust Funds [abstract]
Term deposit	$ 16.8	$ 14.8
Cash deposit	$ 52.7	$ 46.0